Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of cash flows [abstract]
Loss for the year		$ (100,863)		$ (10,447)	[1]	$ (17,013)	[1]
Adjustments to reconcile net loss with net cash from operating activities:
Depreciation of property, plant and equipment		6,072		5,900	[1]	6,773	[1]
Depreciation of right-of-use assets		4,223		4,598	[1]	5,133	[1]
Amortization of intangibles		4,816		5,979	[1]	4,560	[1]
Income tax expense		13,705		11,296	[1]	7,035	[1]
Finance expenses		78,636		54,489	[1]	42,983	[1]
IFRS 2 Share-based payment expense (listing expense)		73,917			[1]		[1]
Share of result of joint ventures		305		(806)	[1]	(240)	[1]
Net (gain)/loss on sale of property, plant and equipment		(317)		134	[1]	115	[1]
Net (gain)/loss on sale or disposal of intangibles				161	[1]	(7,157)	[1]
Inventory provision		5,391		1,616	[1]	514	[1]
Reversed provision for bad debt		(818)		(1,915)	[1]	(430)	[1]
Provisions				761	[1]	12	[1]
Cash flow from operating activities before changes in working capital		85,067		71,766	[1]	42,285	[1]
(Increase)/decrease in operating assets and liabilities:
Trade and other receivables		(21,257)		1,889	[1]	6,741	[1]
Amounts owed by related parties		1,387		(613)	[1]	(249)	[1]
Inventories		(20,536)		(898)	[1]	(1,713)	[1]
Current tax assets		(5,308)		(10,077)	[1]	(1,047)	[1]
Other current assets		(5,441)		(9,635)	[1]	(9,826)	[1]
Trade and other payables		32,825		11,795	[1]	32,642	[1]
Amounts owed to related parties		(3,448)		1,354	[1]	246	[1]
Current tax liabilities		2,103		7,499	[1]	(2,147)	[1]
Other liabilities		(12,936)		12,014	[1]	10,305	[1]
Provisions				(821)	[1]	(38)	[1]
Other financial assets		505		370	[1]	757	[1]
Other assets		(2,699)		1,256	[1]	(1,354)	[1]
Cash generated from operations		50,262		85,899	[1]	76,602	[1]
Interest paid		(1,697)		(1,839)		(2,216)
Dividends received		300			[1]		[1]
Income tax paid		(11,562)		(13,140)	[1]	(6,100)	[1]
Cash flow provided by operating activities		37,303		70,920	[1]	68,286	[1]
Investing activities
Acquisition of property, plant and equipment		(14,122)		(7,699)	[1]	(11,802)	[1]
Proceeds from sale of property, plant and equipment		794		632	[1]	276	[1]
Acquisition of intangibles		(10,403)		(10,219)	[1]	(7,896)	[1]
Proceeds from sale of intangible assets					[1]	7,310	[1]
Advances to related parties					[1]	(289)	[1]
Proceeds from related parties		28		195	[1]	332	[1]
Cash flow used in investing activities		(23,703)		(17,091)	[1]	(12,069)	[1]
Financing activities
Proceeds from borrowings		280,795		106,736	[1]	96,392	[1]
Payments on borrowings		(272,301)		(120,586)	[1]	(118,417)	[1]
Advances from related parties				32	[1]
Payments to related parties		(9,154)		(5,856)	[1]	(4,570)	[1]
Interest paid on borrowings		(17,428)		(15,102)	[1]	(16,284)	[1]
Payment of lease liabilities		(8,854)		(5,733)	[1]	(4,070)	[1]
Redeemed shares		(45,000)			[1]		[1]
Cash obtained in acquisition		129,986			[1]		[1]
Cash flow generated from (used in) financing activities		58,044		(40,509)	[1]	(46,949)	[1]
Net increase in cash		71,644		13,320	[1]	9,268	[1]
Cash at beginning of the year/period	[1]	4,229	[2]	2,042	[2]	2,844
Effect of exchange rate fluctuations		(3,761)		(11,133)	[1]	(10,070)	[1]
Cash at end of the year/period		72,112		4,229	[1],[2]	2,042	[1],[2]
Non-cash financing and investing activities 1	[3]	$ (145,286)		$ 40,759	[1]	$ 166,013	[1]

[1]	Refer to Note 2.4
[2]	Refer to Note 2.4
[3]	As of December 31, 2021, non-cash investing and financing activities include acquisition of right-of-use assets $7,283 (2020: $11,022, 2019: $5,335), interest capitalization on property, plant and equipment under IAS 23 $571, 50% purchase price of acquisition of Pharmaceutical Production Facility $744, termination of the put option agreements in exchange for new equity instruments in Procaps Group S.A. $(239,273) (Refer to Note 23), conversion of SPAC Warrants to Warrants in Procaps Group S.A. $28,963, invoices from suppliers financed via reverse factoring classified as Trade and other payables $8,288 (2020: $7,311, 2019: $38,576) and invoices from suppliers financed via reverse factoring classified as Borrowings $48,138 (2020: $22,426, 2019: $22,486). For the year ended December 31, 2019, it also included the issuance of put option agreements for $99,616.